9. Net Sectorial Financial Assets and Liabilities (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Net sectorial financial assets and liabilities, beginning	R$ 59,699	R$ (278,992)
Operating revenues, constitution	965,452	457,494
Operating revenues, amortization	19,892	309,546
Financial results, updating	20,219	(9,129)
Rate flags	(482,974)	(419,220)
Net sectorial financial assets and liabilities, ending	582,288	59,699
Sectorial financial assets, current	421,184	171,609	R$ 0
Sectorial financial assets, noncurrent	257,635	171,609	0
Sectorial financial liabilities, current	0	(192,819)	(155,261)
Sectorial financial liabilities, noncurrent	(96,531)	(90,700)	R$ (123,731)
Portion A | Electricity purchased for resale - Itaipu
Disclosure of financial assets [line items]
Net sectorial financial assets and liabilities, beginning	537,704	424,085
Operating revenues, constitution	661,144	495,889
Operating revenues, amortization	(348,586)	(420,054)
Financial results, updating	35,981	37,784
Rate flags	0	0
Net sectorial financial assets and liabilities, ending	886,243	537,704
Portion A | Electricity purchased for resale - CVA Energ
Disclosure of financial assets [line items]
Net sectorial financial assets and liabilities, beginning	497,885	(536,125)
Operating revenues, constitution	710,482	937,324
Operating revenues, amortization	(129,555)	517,751
Financial results, updating	31,053	(1,845)
Rate flags	(482,974)	(419,220)
Net sectorial financial assets and liabilities, ending	626,891	497,885
Portion A | Transport of energy using the transmission system - basic grid
Disclosure of financial assets [line items]
Net sectorial financial assets and liabilities, beginning	47,239	8,411
Operating revenues, constitution	(36,959)	50,426
Operating revenues, amortization	(43,101)	(12,275)
Financial results, updating	2,307	677
Rate flags	0	0
Net sectorial financial assets and liabilities, ending	(30,514)	47,239
Portion A | Transport of energy purchased from Itaipu
Disclosure of financial assets [line items]
Net sectorial financial assets and liabilities, beginning	12,923	7,703
Operating revenues, constitution	21,526	11,067
Operating revenues, amortization	(12,194)	(7,155)
Financial results, updating	995	1,308
Rate flags	0	0
Net sectorial financial assets and liabilities, ending	23,250	12,923
Portion A | ESS
Disclosure of financial assets [line items]
Net sectorial financial assets and liabilities, beginning	(591,408)	(273,418)
Operating revenues, constitution	(302,226)	(529,932)
Operating revenues, amortization	443,817	262,568
Financial results, updating	(32,155)	(50,626)
Rate flags	0	0
Net sectorial financial assets and liabilities, ending	(481,972)	(591,408)
Portion A | CDE
Disclosure of financial assets [line items]
Net sectorial financial assets and liabilities, beginning	(141,893)	70,611
Operating revenues, constitution	231,308	(158,514)
Operating revenues, amortization	69,851	(60,149)
Financial results, updating	(182)	6,159
Rate flags	0	0
Net sectorial financial assets and liabilities, ending	159,084	(141,893)
Portion A | Proinfa
Disclosure of financial assets [line items]
Net sectorial financial assets and liabilities, beginning	(5,188)	17,293
Operating revenues, constitution	6,111	(14,677)
Operating revenues, amortization	2,024	(10,423)
Financial results, updating	42	2,619
Rate flags	0	0
Net sectorial financial assets and liabilities, ending	2,989	(5,188)
Other financial components | Neutrality
Disclosure of financial assets [line items]
Net sectorial financial assets and liabilities, beginning	121,247	190,976
Operating revenues, constitution	100,280	28,694
Operating revenues, amortization	(100,661)	(99,593)
Financial results, updating	2,162	1,170
Rate flags	0	0
Net sectorial financial assets and liabilities, ending	123,028	121,247
Other financial components | Tariff refunds
Disclosure of financial assets [line items]
Net sectorial financial assets and liabilities, beginning	48,193	0
Operating revenues, constitution	8,482	97,426
Operating revenues, amortization	(57,214)	(54,516)
Financial results, updating	6,811	5,283
Rate flags	0	0
Net sectorial financial assets and liabilities, ending	6,272	48,193
Other financial components | Overcontracting
Disclosure of financial assets [line items]
Net sectorial financial assets and liabilities, beginning	(187,928)	0
Operating revenues, constitution	(310,975)	(183,728)
Operating revenues, amortization	189,289	0
Financial results, updating	(9,419)	(4,200)
Rate flags	0	0
Net sectorial financial assets and liabilities, ending	(319,033)	(187,928)
Other financial components | Extraordinary Tariff Review
Disclosure of financial assets [line items]
Net sectorial financial assets and liabilities, beginning	(145,774)	(71,244)
Operating revenues, constitution	(80,493)	(78,254)
Operating revenues, amortization	52,290	13,479
Financial results, updating	(6,986)	(9,755)
Rate flags	0	0
Net sectorial financial assets and liabilities, ending	(180,963)	(145,774)
Other financial components | Financial exposure
Disclosure of financial assets [line items]
Net sectorial financial assets and liabilities, beginning	(136,325)	156,170
Operating revenues, constitution	(54,421)	(203,797)
Operating revenues, amortization	(37,176)	(90,272)
Financial results, updating	(10,494)	1,574
Rate flags	0	0
Net sectorial financial assets and liabilities, ending	(238,416)	(136,325)
Other financial components | Others
Disclosure of financial assets [line items]
Net sectorial financial assets and liabilities, beginning	3,024	149
Operating revenues, constitution	11,193	5,570
Operating revenues, amortization	(8,892)	(3,418)
Financial results, updating	104	723
Rate flags	0	0
Net sectorial financial assets and liabilities, ending	5,429	3,024
Other financial components | Deferral IRT
Disclosure of financial assets [line items]
Net sectorial financial assets and liabilities, beginning	0	(257,353)
Operating revenues, constitution		0
Operating revenues, amortization		257,353
Financial results, updating		0
Rate flags		0
Net sectorial financial assets and liabilities, ending		0
Other financial components | Preliminary injunctions CDE
Disclosure of financial assets [line items]
Net sectorial financial assets and liabilities, beginning	R$ 0	(16,250)
Operating revenues, constitution		0
Operating revenues, amortization		16,250
Financial results, updating		0
Rate flags		0
Net sectorial financial assets and liabilities, ending		R$ 0